                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                     May 6, 1998
Fellow Partner:

     Our Fund earned $0.92 per share of net investment income in the three months ended March 31, 1998, as compared to $0.80 per share in the same period of 1997.

     After providing for the $0.75 per share distribution to partners of record on March 31, 1998, the net asset value per partnership share at that date was $329.37, again a record quarter-end high.

     Since our last report, the merger of Barnett Banks, Inc. with NationsBank Corp. became effective and is reflected in an additional 29,631 shares of NationsBank Corp.

     Due to internal restructuring, the name of the Co-Investment Adviser, formerly PNC Institutional Management Corporation, is now BlackRock Institutional Management Corporation.

     Your comments or questions about Chestnut Street Exchange Fund are welcome.

                                           Yours sincerely,

                                           /s/ Robert R. Fortune

                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     The first quarter was strong across the board with the market benefiting from a low-inflation, low-interest rate environment. For the quarter the market advanced 13.96% on a total return basis. The average portfolio manager has underperformed the market year-to-date, returning 11.9% on a total return basis.

     The market gained ground strongly throughout the quarter. Wage inflation has been largely checked by productivity growth while wholesale inflation has been consistently negative. Oil prices have dropped to a four-year low, in part because of lower Asian demand stemming from the financial crises there, although recent voluntary production cuts suggest a firming of oil prices later this year. The Dow Jones underperformed the broader market in the first quarter, rising 11.3% versus the Standard & Poor's 500 Composite Stock Index ("S&P 500") 13.5%. Chestnut Street Exchange Fund returned 12.4% for the quarter.

                            COMPARATIVE PERFORMANCE

                                                             THREE MONTHS    THREE MONTHS
                                                                ENDED           ENDED
                                                               03/31/98        03/31/97
                                                             ------------    ------------
Chestnut Street Exchange Fund..............................     12.4%            1.8%
Dow Jones Industrial Average...............................     11.3%            2.1%
S&P 500....................................................     13.5%            2.2%

     In the first quarter, both small and mid capitalization stocks underperformed large capitalization stocks, with the smaller stocks performing the worst.

     Within the various investing styles, growth stocks outperformed the broader market in the first quarter in large, small and mid capitalization stocks, with the Russell 2000 Growth returning 11.88% and the Russell Midcap Growth returning 11.94% for the quarter versus the 10.06% and 10.81% for their respective overall indices. Large capitalization growth stocks returned 15.15% for the Russell 1000 Growth versus 13.96% for the S&P 500. Value stocks lagged growth in all three size groupings.

     Chestnut Street Exchange Fund's overweights in consumer cyclicals and health care helped performance, since those were two of the best performing sectors in the quarter. Also, the Fund's underweights in utilities and energy helped performance, as these were the two weakest sectors in the quarter. However, the Fund's performance was hurt by its overweight in consumer noncylicals, one of the weaker sectors in the quarter, and by its underweight in telecom, one of the stronger sectors in the quarter.

     Corporate profits are still growing but at a slower pace. Strong inflows into mutual funds continue to support the market's advance, but the market's current valuation is considered high, suggesting caution. The Fund's diversification should mitigate some of this risk.

May 1, 1998                       BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                                 MARCH 31, 1998
                                  (UNAUDITED)

  SHARES                                       VALUE
----------                                  ------------
COMMON STOCKS--98.4%
             AUTO & AUTO PARTS--0.6 %
    61,948   Genuine Parts Company......    $  2,361,767
                                            ------------
             BANKS--10.6 %
    60,000   CoreStates Financial Corp. ...    5,385,000
    30,757   First Chicago NBD Corp. ...       2,710,461
    40,000   Morgan (J.P.) & Co., Inc. .       5,372,500
   208,287   NationsBank Corp. .........      15,191,897
   314,532   Norwest Corp. .............      13,072,736
                                            ------------
                                              41,732,594
                                            ------------
             BUILDING MATERIALS & FOREST
               PRODUCTS--1.7 %
    45,130   Armstrong World Industries,
               Inc. ....................       3,906,566
    45,830   Weyerhaeuser Company.......       2,589,395
                                            ------------
                                               6,495,961
                                            ------------
             BUSINESS PRODUCTS &
               SERVICES--2.7 %
     4,355*  ACNielsen Corporation......         115,135
    50,647   Cognizant Corporation......       2,905,872
    50,647   Dun & Bradstreet
               Corporation..............       1,731,494
    68,416   Harland (John H.) Co. .....       1,064,724
    52,000   Minnesota Mining &
               Manufacturing Company....       4,741,750
                                            ------------
                                              10,558,975
                                            ------------
             CAPITAL GOODS--0.0 %
     4,800   Newport News Shipbuilding,
               Inc. ....................         128,100
                                            ------------
             CHEMICALS--4.7 %
    96,700   Air Products & Chemicals,
               Inc. ....................       8,014,012
    52,100   BetzDearborn, Inc .........       2,940,394
   208,000   Cabot Corporation..........       7,670,000
                                            ------------
                                              18,624,406
                                            ------------
             CONSUMER NON-DURABLES &
               SERVICES--6.8 %
   118,953*  Cendant Corp. .............       4,713,513
   283,411   Coca-Cola (The) Company....      21,946,639
                                            ------------
                                              26,660,152
                                            ------------
             CONTAINERS--0.9 %
    67,148   Crown Cork & Seal Company,
               Inc. ....................       3,592,418
                                            ------------

  SHARES                                       VALUE
----------                                  ------------
             DIVERSIFIED
               COMPANIES--1.6 %
   157,190   Ikon Office
               Solutions, Inc. .........    $  5,432,879
    78,595   Unisource Worldwide, Inc. ...       972,613
                                            ------------
                                               6,405,492
                                            ------------
             DRUGS & MEDICAL--19.1 %
   121,964   Abbott Laboratories, Inc. .       9,185,414
    39,177   Baxter International, Inc.        2,159,632
   403,668   Johnson & Johnson, Inc. ...      29,593,910
   203,995   Merck & Company, Inc. .....      26,187,858
   124,000   SmithKline Beecham p.1.c.
               ADR......................       7,757,750
                                            ------------
                                              74,884,564
                                            ------------
             ELECTRICAL EQUIPMENT--6.2 %
   203,134   Emerson Electric Company...      13,241,798
   128,000   General Electric Company...      11,032,000
                                            ------------
                                              24,273,798
                                            ------------
             ELECTRONICS--17.5 %
   105,538   AMP, Inc. .................       4,623,884
    44,596   Hewlett-Packard Company....       2,826,271
   539,676   Intel Corp. ...............      42,128,458
    21,065   Lucent Technologies, Inc. ...     2,693,687
   119,118   Motorola, Incorporated.....       7,221,529
   159,207   Raytheon Company...........       9,293,709
                                            ------------
                                              68,787,538
                                            ------------
             ENTERTAINMENT--1.9 %
    68,000   Walt Disney Company........       7,259,000
                                            ------------
             FOOD PROCESSING &
               DISTRIBUTION--3.6 %
    97,500   Hershey Foods Corp. .......       6,983,437
   174,000   Philip Morris Cos., Inc. ..       7,253,625
                                            ------------
                                              14,237,062
                                            ------------
             INSURANCE & FINANCIAL--4.6%
    44,000   Aetna, Inc. ...............       3,671,250
    43,930   American Express Company...       4,033,323
    12,028   CIGNA Corp. ...............       2,465,740
    70,000   Fannie Mae.................       4,427,500
    38,784   Marsh & McLennan Companies,
               Inc. ....................       3,386,328
                                            ------------
                                              17,984,141
                                            ------------

                      STATEMENT OF NET ASSETS (CONCLUDED)

  SHARES                                       VALUE
----------                                  ------------
COMMON STOCKS (CONTINUED)

             LODGING & RESTAURANT--1.5 %
   101,234   McDonald's Corporation.....    $  6,074,040
                                            ------------
             NATURAL GAS
               TRANSMISSION--0.3 %
    24,000   Tenneco, Inc. .............       1,024,500
                                            ------------
             OFFICE EQUIPMENT--0.6 %
    20,942   International Business
               Machines Corporation.....       2,175,350
                                            ------------
             PAPER--0.8 %
    24,819   Consolidated Papers, Inc. ...     1,588,416
    55,432   Westvaco Corp. ............       1,704,534
                                            ------------
                                               3,292,950
                                            ------------
             PETROLEUM--2.7 %
    27,000   Atlantic Richfield Co. ....       2,122,875
    44,004   Burlington Resources, Inc. ...    2,109,442
    80,000   Exxon Corp. ...............       5,410,000
    33,877   Union Pacific Resources
               Group, Inc. .............         808,813
                                            ------------
                                              10,451,130
                                            ------------
             PETROLEUM EQUIPMENT &
               SERVICES--1.2 %
    60,432   Schlumberger, Ltd. ........       4,577,724
                                            ------------
             POLLUTION CONTROL--1.3 %
   114,556   Browning Ferris Industries,
               Inc. ....................       3,737,390
    48,736   WMX Technologies, Inc......       1,501,678
                                            ------------
                                               5,239,068
                                            ------------
             RETAIL--GENERAL  &
               SPECIALTY--4.0 %
   116,772   Albertson's, Inc. .........       6,145,126
    58,600   CVS Corp. .................       4,424,300
    16,870*  Footstar, Inc. ............         607,320
    60,000   Penney (J.C.) Company,
               Inc. ....................       4,541,250
                                            ------------
                                              15,717,996
                                            ------------

  SHARES                                       VALUE
----------                                  ------------
             TELEPHONE UTILITIES--1.9 %
   124,355   GTE Corp. .................    $  7,445,756
                                            ------------
             TRANSPORTATION--1.6 %
    39,932   Burlington Northern, Inc. .       4,152,928
    40,000   Union Pacific Corp. .......       2,247,500
                                            ------------
                                               6,400,428
                                            ------------
             Total Common Stocks
               (Cost $51,550,076).......     386,384,910
                                            ------------
   PAR
----------
           SHORT-TERM OBLIGATIONS--1.3 %
$4,965,000   Ford Motor Credit Corp.,
               Commercial Paper, 5.58%,
               04/01/98
               (Cost $4,965,000)........       4,965,000
                                            ------------
TOTAL INVESTMENT IN SECURITIES
  (Cost $56,515,076).......         99.7%   391,349,910
Distributions payable......         (0.1%)     (466,996)
Other assets in excess of
  other liabilities........          0.4%     1,456,348
                                   -----   ------------
NET ASSETS (Applicable to
  1,191,188 partnership
  shares outstanding)......        100.0%  $392,339,262
                                   =====   ============
NET ASSET VALUE PER
  SHARE....................                $     329.37
                                           ============
NET ASSETS APPLICABLE TO
  SHARES OWNED BY:
Limited partners
  (1,185,824 shares).......                $390,572,521
Managing general partners
  (5,364 shares)...........                   1,766,741
                                           ------------
Total net assets
  (1,191,188 shares).......                $392,339,262
                                           ============

---------------

* Non-Income Producing

Values for securities listed on a securities exchange are based upon the last reported sale price on March 31, 1998. Securities not so listed or not traded on that date are valued at the latest bid price.

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

===================================================
                           MANAGING GENERAL PARTNERS

                              Richard C. Caldwell
                               Robert R. Fortune
                               G. Willing Pepper
                               Langhorne B. Smith
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                         PNC Bank, National Association
                                      and
                            BlackRock Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)
===================================================
===================================================

                         CHESTNUT STREET EXCHANGE FUND
                              First Quarter Report

                                 March 31, 1998

                            Chestnut Street Exchange
                                     Fund

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
===================================================